UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

Trailmark Series Trust

(Exact name of registrant as specified in charter)

3000 Auburn Drive, Suite 410

Beachwood, OH 44122

(Address of Principal Executive Offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: (216) 329-4271

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2026

Item 1. Reports to Stockholders.

IDX Funds IDX Adaptive Opportunities Fund Institutional Class - COIDX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the IDX Adaptive Opportunities Fund, for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://idxfunds.com/coidx/ or (216) 329-4271.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$97	1.94%
*	Annualized
Key Fund Statistics
(as of June 30, 2026)
Net Assets ($)	$32,207,761
Number of Portfolio Holdings*	20
Portfolio Turnover Rate (%)	111%
Total Advisory Fees Paid ($) (net of waivers)	$158,737

*	Does not include derivatives.

What did the Fund invest in?
(as of June 30, 2026)
Top 10 Holdings	Percentage of Net Assets
First American Government Obligations Fund, Class X	56.74%
Global X Uranium ETF	3.16%
Sprott Physical Silver Trust	2.34%
Sarmaya Thematic ETF	1.93%
Applied Optoelectronics, Inc.	1.38%
nLIGHT, Inc.	1.19%
Astera Labs, Inc.	1.12%
Lumentum Holdings Inc.	1.07%
ProShares UltraShort Semiconductors	1.06%
AXT, Inc.	0.90%
Total	70.89%
Asset Breakdown (% of net assets)
Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (216) 329-4271.

For additional information about the Fund, including its prospectus, financial statements and other information, holdings and proxy voting information scan the QR code or https://idxfunds.com/coidx/.

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	INVESTMENTS.

(a)	Included in Semi-Annual Financial Statements filed under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

IDX FUNDS

IDX Adaptive Opportunities Fund

INSTITUTIONAL CLASS (COIDX)

SEMI-ANNUAL FINANCIAL STATEMENTS & ADDITIONAL INFORMATION

JUNE 30, 2026

IDX Adaptive Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Shares		Fair Value
	COMMON STOCK — 7.02%
	INFORMATION TECHNOLOGY — 7.02%
4,000	AXT, Inc.	$288,320
2,500	Aehr Test Systems, Inc.	240,150
3,000	Applied Optoelectronics, Inc.	444,480
750	Astera Labs, Inc.	362,265
500	Coherent Corp.	197,235
400	Lumentum Holdings Inc.	343,224
5,500	nLIGHT, Inc.	382,910
		2,258,584

	TOTAL COMMON STOCK - (Cost $1,752,916)	2,258,584

	CLOSED-END FUNDS — 2.34%
	COMMODITY — 2.34%
40,000	Sprott Physical Silver Trust	754,800

	TOTAL CLOSED-END FUNDS - (Cost $712,782)	754,800

	EXCHANGE TRADED FUNDS — 6.15%
	INFORMATION TECHNOLOGY — 1.06%
30,000	ProShares UltraShort Semiconductors	340,800
		340,800

	ENERGY — 5.09%
23,305	Global X Uranium ETF	1,018,429
16,000	Sarmaya Thematic ETF	620,611
		1,639,040

	TOTAL EXCHANGE TRADED FUNDS - (Cost $2,115,175)	1,979,840

Number of Contracts		Notional Amount
	PURCHASED OPTIONS — 6.22% (a)
	CALL OPTIONS — 6.22%
	CME Gold Futures
20	Expiration Date: July 28, 2026 Exercise Price: $4,150.00	$8,077,000	119,600
	CME Silver Futures
35	Expiration Date: August 26, 2026 Exercise Price: $65.00	10,486,350	413,350
	E-Mini Nasdaq-100 Futures
10	Expiration Date: September 18, 2026 Exercise Price: $30,500.00	6,104,700	277,050

The accompanying notes are an integral part of these consolidated financial statements.

IDX Adaptive Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2026

Number of Contracts		Notional Amount	Fair Value
	E-Mini Nasdaq-100 Futures
45	Expiration Date: September 18, 2026 Exercise Price: $32,000.00	$27,471,150	$629,325
	E-Mini S&P 500 Futures
10	Expiration Date: September 18, 2026 Exercise Price: $7,500.00	3,774,125	115,250
	E-Mini S&P 500 Futures
20	Expiration Date: September 18, 2026 Exercise Price: $7,600.00	7,548,250	173,000

	CALL OPTIONS — 6.22%
	E-Mini S&P 500 Futures
40	Expiration Date: September 18, 2026 Exercise Price: $7,700.00	15,096,500	248,500
	NYMEX Crude Oil Futures
20	Expiration Date: August 17, 2026 Exercise Price: $78.00	1,385,400	26,600
			2,002,675

	TOTAL PURCHASED OPTIONS - (Cost $2,555,268)		2,002,675

Shares		Dividend Yield (%)
	SHORT TERM INVESTMENTS — 56.74%
	MONEY MARKET FUNDS — 56.74%
18,273,456	First American Government Obligations Fund, Class X (b) (c)	3.557	18,273,456

	TOTAL SHORT TERM INVESTMENTS - (Cost $18,273,456)		18,273,456

	TOTAL INVESTMENTS — 78.47% - (Cost $25,409,597)		25,269,355
	OTHER ASSETS IN EXCESS OF LIABILITIES — 21.53%		6,938,406
	NET ASSETS — 100.00%		$32,207,761

NYMEX - New York Mercantile Exchange, Inc.

CME - Chicago Mercantile Exchange, Inc.

(a)	Non-income producing securities.

(b)

Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Variable rate security; the rate shown represents the seven day effective yield at June 30, 2026.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Adaptive Opportunities Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

June 30, 2026

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
Coffee Futures (a)	6	9/18/2026	$667,013	$64,109	$—
Copper Futures (a)	3	9/28/2026	469,050	—	(13,207)
Cotton Futures (a)	9	12/8/2026	345,600	—	(13,209)
Crude Oil Futures (a)	8	11/20/2026	546,800	58,694	—
Lean Hogs Futures (a)	11	7/17/2026	415,030	—	(18,219)
Live Cattle Futures (a)	8	8/31/2026	775,760	17,029	—
RBOB Gasoline Futures (a)	12	8/31/2026	1,376,474	—	(128,973)
TOTAL PURCHASE CONTRACTS			4,595,727	139,832	(173,608)

SALE CONTRACTS
Crude Oil Futures (a)	(15)	8/20/2026	(1,039,050)	88,260	—
E-Mini Nasdaq-100 Futures (a)	(15)	9/18/2026	(9,157,050)	—	(159,229)
E-Mini S&P 500 Futures (a)	(20)	9/18/2026	(7,548,250)	—	(33,801)
Gold Futures (a)	(8)	8/27/2026	(3,230,800)	52,383	—
RBOB Gasoline Futures (a)	(6)	11/30/2026	(566,874)	10,958	—
Silver Futures (a)	(12)	9/28/2026	(3,595,320)	115,854	—
Soybean Futures (a)	(5)	11/13/2026	(285,938)	—	(76)
TOTAL SALES CONTRACTS			(25,423,282)	267,455	(193,106)

TOTAL FUTURES CONTRACTS				$407,287	$(366,714)

NET UNREALIZED APPRECIATION					$40,573

(a)	All or a portion of this investment is a holding of IDX Adaptive Subsidiary.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Adaptive Opportunities Fund

CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS (Unaudited)

June 30, 2026

	Number of Contracts	Current Notional Amount	Fair Value
WRITTEN OPTIONS
Written Call Options
NYMEX Crude Oil Futures (a)
Expiration Date: August 17, 2026 Exercise Price: $90.00	5	$346,350	$(2,350)

Total Written Options (Premiums received $6,740)			$(2,350)

NYMEX - New York Mercantile Exchange, Inc.

(a)	1,000 shares per contract

The accompanying notes are an integral part of these consolidated financial statements.

IDX Adaptive Opportunities Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2026

ASSETS
Investments at cost:	$25,409,597
Investments at value:	$25,269,355
Deposit with brokers for derivative instruments	6,740,551
Unrealized appreciation of open futures contracts	407,287
Receivables
Dividends and interest receivable	59,389
Receivable for fund shares sold	4,905
Prepaid expenses and other assets	134,988
TOTAL ASSETS	32,616,475

LIABILITIES
Unrealized depreciation of open futures contracts	366,714
Written option contracts, at value (Premiums received $6,740)	2,350
Payables and accrued liabilities:
Payable for fund shares redeemed	933
Payable to related parties	9,283
Investment Advisory Fees Payable	22,578
Shareholder servicing payable	4,064
Accrued expenses and other liabilities	2,792
TOTAL LIABILITIES	408,714
NET ASSETS	$32,207,761

Net Assets Consist Of:
Paid in capital	$31,267,337
Total distributable earnings/(accumulated losses)	940,424
NET ASSETS	$32,207,761

Net Asset Value Per Share:
Net assets	$32,207,761
Shares outstanding (unlimited number of shares authorized with no par value)	3,253,908
Net asset value, redemption price and offering price per share	$9.90

The accompanying notes are an integral part of these consolidated financial statements.

IDX Adaptive Opportunities Fund

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)

Period Ended June 30, 2026

INVESTMENT INCOME
Interest	$37,232
Dividends	312,458
TOTAL INVESTMENT INCOME	349,690

EXPENSES
Investment advisory fees	244,145
Shareholder servicing fees	24,578
Accounting and administrative fees	32,218
Compliance officer fees	12,308
Custodian fees	4,344
Insurance fees and expenses	6,490
Legal fees	18,100
Professional fees	12,851
Registration expenses	9,955
Reporting fees	5,973
Transfer agent fees	7,421
Trustee fees and expenses	10,525
Miscellaneous expenses	14,380
TOTAL EXPENSES	403,288

Investment advisory fees waived	(85,408)
TOTAL NET EXPENSES	317,880

NET INVESTMENT INCOME	31,810

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS, OPTIONS AND FUTURES
Net realized gain/ (loss) from:
Investments	(943,727)
Written options	(865,687)
Futures contracts	3,004,069
Net realized gain	1,194,655

Net change in unrealized appreciation/(depreciation) on:
Investments	(231,462)
Written options	4,390
Futures contracts	(744,682)
Net change in unrealized (depreciation)	(971,754)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTIONS AND FUTURES	222,901

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$254,711

The accompanying notes are an integral part of these consolidated financial statements.

IDX Adaptive Opportunities Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Period Ended 6/30/2026	Year Ended 12/31/2025
FROM OPERATIONS
Net investment income	$31,810	$331,705
Net realized gain / (loss) from:
Investments and options	(943,727)	1,284,933
Written options	(865,687)	(553,779)
Futures contracts	3,004,069	2,525,174
Net change in unrealized appreciation / (depreciation) on:
Investments	(231,462)	91,220
Written options	4,390	—
Futures contracts	(744,682)	1,122,125
Net increase in net assets resulting from operations	254,711	4,801,378

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares:
From net investment income	—	(2,254,193)
Decrease in net assets from distributions to shareholders	—	(2,254,193)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	7,452,272	17,784,680
Net asset value of shares issued in reinvestment of distributions to shareholders:	—	2,238,728
Payments for shares redeemed:	(6,623,184)	(19,088,204)
Net increase in net assets from shares of beneficial interest	829,088	935,204

TOTAL INCREASE IN NET ASSETS	1,083,799	3,482,389

NET ASSETS
Beginning of year/period	31,123,962	27,641,573
End of year/period	$32,207,761	$31,123,962

SHARE ACTIVITY
Institutional Class:
Shares sold	693,006	1,923,640
Shares reinvested	—	242,549
Shares redeemed	(628,698)	(2,094,581)
Net increase in shares of beneficial interest outstanding	64,308	71,608

SHARES OUTSTANDING
Beginning of year/period	3,189,600	3,117,992
End of year/period	3,253,908	3,189,600

The accompanying notes are an integral part of these consolidated financial statements.

IDX Adaptive Opportunities Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	(Unaudited) Period Ended 6/30/2026		Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023		Period Ended 12/31/2022(1)
Net Asset Value, Beginning of Year/Period	$9.76		$8.87	$9.46	$9.92		$10.00

From investment operations:
Net investment income (2)	0.01		0.12	0.17	0.26		0.03
Net realized and unrealized loss on investment activity	0.13		1.52	(0.43)	(0.55)		(0.09)
Total from investment operations	0.14		1.64	(0.26)	(0.29)		(0.06)

Less distributions from:
Net investment income	—		(0.75)	(0.21)	(0.17)		(0.02)
Net realized gain	—		—	(0.12)	(0.00	)(3)	—
Total distributions	—		(0.75)	(0.33)	(0.17)		(0.02)

Net Asset Value, End of Year/Period	$9.90		$9.76	$8.87	$9.46		$9.92

Total Return	1.43	%(4)	18.94%	(2.80)%	(2.89)%		(0.61	)%(4)

Ratios/Supplemental Data:
Net Asset Value, End of Year/Period (000s)	$32,208		$31,124	$27,642	$54,924		$16,215

Ratio of net expenses to average net assets
Before waivers(6)	2.46	%(5)	2.74%	2.59%	2.49%		3.63	%(5)
After waivers(6)	1.94	%(5)	1.94%	1.94%	1.94%		1.84	%(5)
Ratio of net expenses to average net assets
Before waivers(7)	2.31	%(5)	2.59%	2.44%	2.34%		3.49	%(5)
After waivers(7)	1.79	%(5)	1.79%	1.79%	1.79%		1.69	%(5)

Ratio of net investment income to average net assets
Before waivers(6)	(0.33	)%(5)	0.48%	1.13%	2.15%		0.10	%(5)
After waivers(6)	0.19	%(5)	1.27%	1.79%	2.70%		1.89	%(5)

Portfolio Turnover Rate	111.43	%(4)	41.85%	290.55%	342.03%		176.26	%(4)

(1)	The Fund commenced operations on November 1, 2022.

(2)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year/period.

(3)	Less than $0.01 per share.

(4)	Not annualized.

(5)	Annualized.

(6)	Ratio includes shareholder servicing fees.

(7)	Ratio excludes shareholder servicing fees.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Adaptive Opportunities Fund	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited)

June 30, 2026

1.	ORGANIZATION

Trailmark Series Trust (Formerly IDX Funds) (the “Trust”) was organized on May 29, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The IDX Adaptive Opportunities Fund (the “Fund”) is a series within the Trust. The Fund is a non-diversified fund. The Fund changed its name effective April 30, 2025. Prior to such date, the Fund was known as IDX Commodity Opportunities Fund.

The Fund is an investment company and follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services Investment Companies, including Accounting Standard Update 2013-08.

The Fund’s primary investment objective seeks total return, which includes long-term capital appreciation. The Fund pursues its investment objective by investing globally across a wide range of asset classes, including commodities, equities, fixed income, and currencies, and may take both long and short positions in each of the asset classes or Instruments (as defined in the Fund’s Prospectus). Under normal market conditions, the Fund will invest at least 80% of its total assets in equity and fixed-income securities of commodity-related companies whose operations relate to commodities, natural resources, energy, real estate, or other “hard assets,” and companies that provide services or have exposure to such businesses, and commodity-related derivatives and Instruments. IDX Advisors, LLC (the “Adviser”) expects that the Fund will predominantly invest in long and short derivative positions within commodities, but it will make strategic allocations to other asset classes as it deems appropriate. The Fund has the flexibility to shift its allocation across asset classes and markets around the world based on the investment adviser’s assessment of their relative attractiveness. This means the Fund may concentrate its investments in any one asset class or geographic region, subject to any limitations imposed by the federal securities and tax laws, including the 1940 Act.

The Fund’s investment adviser is IDX Advisors, LLC.

Wholly owned and Controlled Subsidiary

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly owned subsidiary, IDX Adaptive Subsidiary (the “Subsidiary”); a company incorporated under the laws of the Cayman Islands. The Subsidiary commenced operations on November 1, 2022, as an exempted Cayman Islands company with limited liability. The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Fund, consistent with its investment objective and policies specified in the Prospectus and Statement of Additional Information.

Share Class

The Fund has Institutional Class Shares. The Fund’s Institutional Class Shares commenced operations on November 1, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with generally accepted accounting principles in the United States of America (“GAAP”).

a)	Security Valuation – All investments in securities are recorded at fair value, as described in Note 3.

b)

Cryptocurrency Risk - Cryptocurrency (notably, Bitcoin and Ether), often referred to as “virtual currency” or “digital currency,” operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The Fund may have exposure to Bitcoin, Ether and other digital assets, all cryptocurrencies, indirectly through an investment in an investment vehicle. Cryptocurrencies operate without central authority or banks and are not backed by any government. Cryptocurrencies may experience very high volatility and related investment vehicles may be affected by such volatility. Cryptocurrency is not

IDX Adaptive Opportunities Fund	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

legal tender. Federal, state, or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency trading platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers, or malware.

c)

Commodity Investments – The Fund may allocate assets among various commodity sectors (including agricultural, energy, livestock, softs (e.g., non-grain agricultural products such as coffee, sugar, cocoa, etc.) and precious and base metals). The Fund will obtain exposure to commodity sectors by investing in commodity-linked Derivatives, directly or through the subsidiary, not through direct investments in physical commodities. Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

d)

Exchange Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a specific asset class. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

e)

Futures Contracts - The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. Counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives.

f)

Short Sales of Investments – The Fund may engage in short sales of securities to realize appreciation when a security that the Fund does not own declines in value. A short sale is a transaction in which a fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price a fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The Fund will realize a gain, which is limited to the price at which the fund sold the security short if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense for short sales in the Consolidated Statements of Operations. While the short positions are open, the Fund will post cash or liquid assets at least equal in value to the fair value of the securities sold short.

Interest related to the loan is included in interest expense for short sales in the Consolidated Statements of Operations. All collateral is marked to market daily. The Fund may also be required to pledge on the books of the Fund’s additional assets for the benefit of the security and cash lender. Risk of loss may exceed amounts recognized on the Consolidated Statements of Assets and Liabilities. Short positions, if any, are reported at value and listed on the Consolidated Schedule of Investments.

g)

Options on Securities - The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

IDX Adaptive Opportunities Fund	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

A fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be affected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event a fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to affect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires, or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

h)

U.S. Government Securities - The Fund invests in U.S. government securities. Risks arise from investments in U.S. government securities due to possible market illiquidity. U.S. government securities are also sensitive to changes in interest rates and economic conditions. The Fund has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so.

i)

Consolidation of the Subsidiary – The Consolidated Financial Statements include the investment activity and financial statements of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in its subsidiary, the Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, reference to the Fund may also encompass its subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund when viewed on a consolidated basis. The Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting, and recordkeeping obligations apply with respect to the Fund and its subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations. As of June 30, 2026, the Subsidiary had net assets of $6,393,024, representing 19.85% of total net assets of the Fund.

j)

Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Fund will recognize tax benefits of uncertain tax positions only where the position is more-likely-than-not-to be sustained assuming examination by tax authorities.

Management has analyzed the Fund’s tax positions taken on all open tax years and expected to be taken as of and during the period ended June 30, 2026, and has concluded that the Fund did not have a liability for any unrecognized tax benefits. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations when incurred. During the period ended June 30, 2026, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and State of Delaware.

IDX Adaptive Opportunities Fund	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

For tax purposes, the Fund’s Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

k)

Cash and Cash Equivalents – Cash is held with a financial institution, if any. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Fund will place deposits only with those counterparties which are believed to be creditworthy.

l)

Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

m)

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust may be allocated equally across all Funds of the Trust, or to the individual Fund based on each Fund’s relative net assets or another basis as determined by the Trust’s Board of Trustees (the “Board”), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Expenses incurred specific to a particular Fund are allocated entirely to that Fund.

n)

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase/decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

o)

Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis and includes the amortization / accretion of premiums and discounts based on effective yield. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

p)

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under the arrangement is unknown and would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

q)

Operating Segments – The Fund operates and is managed as a single reportable segment, and the Fund makes investments in accordance with its investment objective as described in the Fund’s Prospectus. The chief operating decision maker (“CODM”) of the Fund is the President and Portfolio Managers of the Fund. The financial information in the form of the Fund’s portfolio composition, total returns, changes in net assets and expense ratios, which are used by the CODM to assess a Fund’s performance and to make operational decisions for the Fund’s single segment, is consistent with that presented within the financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statements of operations.

IDX Adaptive Opportunities Fund	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

3.	INVESTMENT VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing investments and derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Valuation Designee to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities - Securities traded on a national securities exchange (or reported on the NASDAQ national market), including common stock, ETFs, and options purchased, are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Fixed Income Securities - Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S.

government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Money Market Funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1 of the fair value hierarchy.

IDX Adaptive Opportunities Fund	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

3.	INVESTMENT VALUATIONS (Continued)

Derivative Instruments – Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The following table summarizes the Fund’s consolidated investments and other financial instruments as of June 30, 2026:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Closed-End Funds (b)	$754,800	$—	$—	$754,800
Common Stock (b)	2,258,584	—	—	2,258,584
Exchange Traded Funds (b)	1,979,840	—	—	1,979,840
Purchased Options (b)	2,002,675	—	—	2,002,675
Short-Term Investments (b)	18,273,456	—	—	18,273,456
Total Investments	$25,269,355	$—	$—	$25,269,355

Other Financial Instruments
Futures Contracts (b) (c)
Unrealized appreciation of open futures contracts	$407,287	$—	$—	$407,287
Unrealized depreciation of open futures contracts	(366,714)	—	—	(366,714)
Total Futures Contracts	$40,573	$—	$—	$40,573

Written Option Contracts (c)
Written Option Contracts, at Value	$—	$(2,350)	$—	$(2,350)
Total Written Option Contracts	$—	$(2,350)	$—	$(2,350)

Total Other Financial Instruments	$40,573	$(2,350)	$—	$38,223

(a)	As of and during the period ended June 30, 2026, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)

All equity securities, short-term investments and future contracts held in the Fund are Level 1 securities. For a detailed break-out by industry, please refer to the Consolidated Schedules of Investments and Open Future Contracts.

(c)

Other financial instruments are derivative financial instruments not reflected in the Consolidated Schedule of Investments, such as futures contracts and written options. These contracts are valued at the unrealized appreciation / (depreciation) on the instrument.

4.	DERIVATIVE TRANSACTIONS

The Fund may buy or sell future contracts to increase exposure to the market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in futures in this way to achieve a desired portfolio exposure. The Fund currently invests only in exchange-traded futures, which are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker) and are recorded within deposit with brokers for derivative instruments on the Consolidated Statements of Assets and Liabilities. During the period, the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts daily. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as unrealized appreciation or depreciation on the Consolidated Statements of Assets and Liabilities.

IDX Adaptive Opportunities Fund	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

4.	DERIVATIVE TRANSACTIONS (Continued)

When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included in the Consolidated Statements of Operations.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Consolidated Statements of Assets and Liabilities as of June 30, 2026, for the Fund was as follows:

				Fair Value
Type of Derivative	Location	Commodity Risk	Equity Risk	Asset Derivatives	Liability Derivatives
Call Options Purchased	Investments at value	$1,443,125	$559,550	$2,002,675	$—
Call Options Written	Investment at value	(2,350)	—	—	(2,350)
Future Contracts	Unrealized appreciation of open futures contracts	407,287	—	407,287	—
Future Contracts	Unrealized depreciation of open futures contracts	(173,684)	(193,030)	—	(366,714)

For the period ended June 30, 2026, the Fund’s financial derivative instruments had the following average notional values (indicating average volume for the period).

Type of Derivative	Average Monthly Notional Value (a)
Call Options Purchased	$38,278,966
Put Options Purchased	34,309,115
Call Options Written	(2,021,000)
Put Options Written	(11,125,225)
Future Long Contracts	13,629,239
Future Short Contracts	(10,568,821)

(a)	The Fund considers the average monthly notional amounts during the period, categorized by derivative instrument, to be representative of its derivative activities for the period ended June 30, 2026.

IDX Adaptive Opportunities Fund	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

4.	DERIVATIVE TRANSACTIONS (Continued)

For the period ended June 30, 2026, financial derivative instruments had the following effect on the Consolidated Statements of Operations for the Fund:

Type of Derivative	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation / (Depreciation)
Call/Put Options Purchased	Commodity	$(1,607,843)	$(280,559)
Call/Put Options Purchased	Equity	60,646	(272,034)
Call/Put Options Written	Commodity	(1,040,330)	4,390
Call/Put Options Written	Equity	174,643	—
Future Contracts	Commodity	2,774,913	(551,652)
Future Contracts	Equity	229,156	(193,030)
Total		$591,185	$(1,292,885)

5.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2026, aggregate purchases, and sales of investment securities (excluding short-term investments) were as follows:

	U.S. Government Obligations		All Other
Fund	Purchases	Sales	Purchases	Sales
IDX Adaptive Opportunities Fund	—	—	$4,188,270	$2,897,413

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations and investments of the Fund in accordance with its stated policy. As compensation for the investment advisory services provided to the Fund, the Adviser receives a monthly management fee equal to an annual rate of the Fund’s net assets as follows:

Fund	Management Fee Rate	Management Fees Accrued
IDX Adaptive Opportunities Fund	1.49%	$244,145

The Adviser has entered into an expense limitation agreement with the Fund under which it has agreed to waive its fees and reimburse expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, borrowing expenses, shareholder service fees pursuant to a shareholder service plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 1.79% of the Fund, through at least April 30, 2027. During the period ended June 30, 2026, the Adviser waived fees as follows:

Fund	Expense Limitation Rate	Management Fees Waived
IDX Adaptive Opportunities Fund	1.79%	$(85,408)

IDX Adaptive Opportunities Fund	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (Continued)

Subject to approval by the Board, any waiver or reimbursement under the expense limitation agreement is subject to repayment by the Fund within the three years following the date of such waiver on reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is repaid.

As of June 30, 2026, the cumulative unreimbursed amounts paid or waived by the Adviser on behalf of the Fund that may be recouped no later than the date stated below are as follows:

Fund	Subject to Recovery on or Before Fiscal Year Ending December 31,	Management Fees Waived Subject to Recovery
IDX Adaptive Opportunities Fund	2029	$(85,408)
	2028	(207,161)
	2027	(320,438)
	2026	(113,101)
Total:		$(726,108)

The Fund has entered into a Master Services Agreement (the “Services Agreement”) with Gryphon 17, LLC d/b/a Trailmark Fund Solutions (“Trailmark”). Under the Services Agreement, Trailmark is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio investments; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; and (f) preparation and filing of required regulatory reports. For the period ended June 30, 2026, the Fund incurred fees pursuant to the Services Agreement of $44,526. Gryphon Compliance Services (an affiliate of Trailmark) serves as the Fund’s Chief Compliance Officer pursuant to a Services Agreement. For its services, Gryphon Compliance Services is entitled to a fee.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized depreciation of investments on June 30, 2026, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
IDX Adaptive Opportunities Fund	$25,409,597	$709,937	$(850,179)	$(140,242)

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. As of December 31, 2025, the components of accumulated loss presented on an income tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Earnings / (Losses)	Net Unrealized Appreciation / (Depreciation)	Total Accumulated Earnings / (Losses)
IDX Adaptive Opportunities Fund	$—	$—	$594,493	$91,220	$685,713

IDX Adaptive Opportunities Fund	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

7.	TAX MATTERS (Continued)

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense, and capital gain items. The primary difference between book basis and tax basis undistributed ordinary income, undistributed long-term capital gains, unrealized appreciation/(depreciation), and other accumulated earnings relates to the tax amortization of organizational costs, deferral of losses due to wash sales, and tax adjustments related to the Fund’s investment in the Subsidiary.

Under current law, capital losses and specified gains realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the current period, the Fund elected to defer any post-October or late-year losses.

As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains:

	Capital Loss Carryover
Fund	Short-Term	Long-Term	Year of Expiration
IDX Adaptive Opportunities Fund	$190,764	$—	Indefinitely

In accordance with GAAP, the Fund may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present total distributable earnings and paid-in capital on a tax basis, which is considered to be more informative to the shareholder. The following reclassifications were made as of December 31, 2025:

Fund	Total Distributable Earnings / (Accumulated Losses)	Paid-in Capital
IDX Adaptive Opportunities Fund	$(1,496,738)	$1,496,738

The Fund’s reclassifications are primarily attributable to utilization of earnings and profits distributed to shareholders on redemption of shares, and the Fund’s investment in the Subsidiary.

During the year ended December 31, 2025, the Fund paid the following distributions:

Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
IDX Adaptive Opportunities Fund	$2,254,193	$—	$—	$2,254,193

During the year ended December 31, 2024, the Fund paid the following distributions:

Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
IDX Adaptive Opportunities Fund	$1,256,376	$—	$—	$1,256,376

IDX Adaptive Opportunities Fund	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

8.	PRINCIPAL RISKS

The following risks are specifically attributable to making investments in digital assets. Each of these risks could adversely impact the value of an investment in the Fund.

New Technology Adoption Risks - Investing in digital assets represents an investment in a new technological innovation with a limited history. The limited market trading history may limit the ability of the Adviser to assess opportunities and risks.

Industry Uncertainty Risks – Digital assets and the marketplace for digital assets is relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of digital assets, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Fund.

Digital Asset Volatility Risks – Digital asset trading prices are volatile. As a result, digital assets may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of digital assets. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Fund for any given period could be directionally different than the price direction of digital assets or digital assets Futures depending on allocation decisions made by the Adviser in its attempt to implement the managed volatility strategy.

Regulatory Risks - While the digital assets and the trading platforms and infrastructure on which digital assets are traded is largely unregulated, both domestic and foreign regulators and governments have given significant attention to fraud and other manipulative acts that have occurred related to digital assets. To the extent that future regulatory actions or policies limit or restrict digital assets usage, digital assets trading or the ability to convert digital assets to government currencies, the demand for digital assets may be reduced, which may adversely affect an investment in the Fund. Moreover, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies.

Excess Supply Risks - Newly created bitcoin are generated through a process referred to as “mining,” and such bitcoin are referred to as “newly mined bitcoin.” If entities engaged in bitcoin mining choose not to hold the newly mined bitcoin, and, instead, make them available for sale, this increase in the supply of such bitcoin can create downward pressure on the price of bitcoin. The supply of bitcoin is constrained or formulated by its protocol, such that the number of newly minted Bitcoins is reduced over time until bitcoin issuance halts completely with a total of 21 million bitcoins in existence.

Disruptions and Failures at Digital Assets - Digital assets trading platforms operate websites on which users can trade digital assets for US dollars, other government currencies or other digital assets. Digital assets trading platforms have a limited history with a record of disruptions. In many of these instances, the customers of such trading platforms were not compensated or made whole for the partial or complete losses of their funds held at the trading platforms. The potential for instability of digital assets trading platforms and the closure or temporary shutdown of trading platforms due to fraud, business failure, hackers, distributed denial of service attacks or malware, or government-mandated regulation may reduce confidence in digital assets, which may result in greater volatility in digital assets.

Risks Associated with Demand for Specific Digital Assets - As the market for digital assets evolves, it is possible that a digital asset other than bitcoin or ether held by the Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for the digital asset held by the Fund (and thus negatively impacting the value of the Fund). Bitcoin holds a “first-to-market” advantage over other digital assets. Despite the market first-mover advantage of bitcoin, it is possible that other digital assets could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative digital assets that includes features not incorporated into bitcoins held by the Fund. In such circumstances, the demand for the bitcoin held by the Fund could be negatively impacted. Decreased demand for bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

IDX Adaptive Opportunities Fund	SEMI-ANNUAL REPORT

Notes to the Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

8.	PRINCIPAL RISKS (Continued)

Competition from central bank digital currencies (“CBDCs”) - Central banks have introduced digital forms of legal tender. China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, bitcoin, ether and other cryptocurrencies as a medium of exchange or store of value. Central banks and other governmental entities have also announced cooperative initiatives and consortia with private sector entities, with the goal of leveraging blockchain and other technology to reduce friction in cross-border and interbank payments and settlement, and commercial banks and other financial institutions have also recently announced a number of initiatives of their own to incorporate new technologies, including blockchain and similar technologies, into their payments and settlement activities, which could compete with, or reduce the demand for, digital assets. As a result of any of the foregoing factors, the value of digital assets could decrease, which could adversely affect an investment in the Fund.

Risks from Decreased Incentives for Miners - Miners generate revenue from both newly created bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in bitcoin price, lower process power of the bitcoin network, and higher transaction costs. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of bitcoin. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use bitcoin. Decreased demand for bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

Risks of Changes to Bitcoin Network - A small group of individuals can propose refinements or improvements to the bitcoin Network’s source code through one or more software upgrades that alter the protocols and software that govern the bitcoin network and the properties of bitcoin, including the irreversibility of transactions and limitations on the mining of new bitcoin. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork”.

Non-Diversified Fund Risk – A non-diversified fund’s greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single investment may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

9.	SUBSEQUENT EVENTS

As of June 30, 2026, Management has evaluated the impact of all other subsequent events of the Fund through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

IDX Adaptive Opportunities Fund	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

June 30, 2026

1.	PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (216) 329-4271; by visiting idxfunds.com; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (216) 329-4271; by visiting idxfunds.com; and on the Commission’s website at http://www.sec.gov.

IDX Adaptive Opportunities Fund	SEMI-ANNUAL REPORT

Additional Information (Unaudited) (Continued)

June 30, 2026

Renewal of the Investment Advisory Agreement with IDX Advisors, LLC.

In connection with the meeting of the Board of Trustees (the “Board”) of Trailmark Series Trust (the “Trust”) held on February 23, 2026 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement between IDX Advisors LLC (the “Adviser”) and the Trust, with respect to IDX Adaptive Opportunities Fund (the “Fund”). In considering the renewal of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the investment advisory agreement between the Adviser and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement, on behalf of the Fund, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the investment advisory agreement.

Nature, Extent, and Quality of Services. The Trustees evaluated the nature, extent and quality of services provided by the Adviser to the IDX Adaptive Opportunities Fund and reviewed the 15(c) responses, which included a discussion of the key personnel of the Adviser. The Board reviewed the Adviser’s investment program for the Fund and the Fund’s investment objective, policies and regulatory limitations with the Board. The Trust’s CCO reviewed the Adviser’s and Trust’s compliance programs with the Board, noting that NFA’s most recent examination of the Adviser resulted in no material findings. After a discussion, the Trustees concluded that the Adviser continued to have compliance policies and procedures in place in order to perform its duties under the management agreements for the Fund. The Trustees noted that there had not been any recent litigations or examinations of the Adviser by any regulatory body since the last renewal. After a discussion, the Trustees concluded that the Adviser continues to be well resourced with experienced personnel and investment expertise and has provided, and is expected to provide, high quality services to the Fund and its shareholders.

Performance. The Board next reviewed and evaluated the performance of the Fund, noting that the 1-year and since inception returns outperformed the benchmark significantly. After a discussion, the Trustees concluded that the Fund’s performance was reasonable.

Fee and Expenses. The Trustees then evaluated the costs of services provided and profits to be realized by the Adviser with respect to the Fund. The Trustees reviewed the management fee for the Fund, noting that it was above the average of its peer group but within the range of management fees for the Fund’s peer group. Thew Board noted the Adviser’s assertion regarding that the universe of asset classes considered by the Adviser for investment was broader and more difficult to access than many of its peer funds. After a discussion, the Trustees concluded that the Fund’s management fee was reasonable.

Profitability. The Trustees next reviewed the profitability of the Adviser with respect to its management of Fund, noting that the Adviser was only slightly profitable. After a discussion, the Board determined that the Adviser’s profitability was not excessive.

Economies of Scale. The Trustees considered the economies of scale to be realized by the shareholders of the Fund. They noted that the Adviser had indicated its willingness to discuss the matter of breakpoints with the Board as the Fund increased its assets. The Board agreed that in light of the expense limitation agreements, which effectively protected shareholders from high expenses despite lower asset levels, and the Adviser’s willingness to consider breakpoints as the Fund reached higher asset levels, the absence of breakpoints was acceptable.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the Fund’s management fee is reasonable and that approval of the Advisory Agreement is in the best interests of the shareholders of the Fund.

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ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included in Semi-Annual Financial Statements filed under Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From all Series of the Trailmark Series Trust Paid to Trustees
Independent Trustees
Nicolas Carmi	$12,000	None	None	$12,000
Jay Nusblatt	17,000	None	None	17,000

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Included in Semi-Annual Financial Statements filed under Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable at this time.

ITEM 19.	EXHIBITS.

(a) (1)	Not applicable.
(a) (2)	Not applicable.
(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trailmark Series Trust

/s/ Brandon Byrd
By Brandon Byrd
Principal Executive Officer
Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Brandon Byrd
By Brandon Byrd
Principal Executive Officer
Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Robert Silva
By Robert Silva
Principal Financial Officer
Date: September 8, 2026